Variable Interest Entities -- Auto Loan Securitization (Details) (10-Q) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Millions	Sep. 30, 2016	Jul. 25, 2016	Jul. 19, 2016	Jun. 30, 2016	Jun. 07, 2016	May 17, 2016	Mar. 23, 2016	Feb. 16, 2016	Feb. 10, 2016	Dec. 31, 2015	Dec. 10, 2015	Dec. 03, 2015	Nov. 23, 2015	Jul. 21, 2015	Jun. 03, 2015	May 27, 2015	Jan. 16, 2015	Sep. 27, 2013
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	$ 0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Mill River 2015 VFN1 [Member] [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
Asset-backed Securities, Securitized Loans and Receivables [Member] | Second Avenue funding, LLC securitization [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
Asset-backed Securities, Securitized Loans and Receivables [Member] | First Avenue funding, LLC securitization [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
OneMain Financial B4 Warehouse Trust [Member] | OneMain [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
OneMain Financial B3 Warehouse Trust [Member] | OneMain [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
OneMain Financial B5 Warehouse Trust [Member] | OneMain [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	0
OneMain Financial B6 Warehouse Trust [Member] | OneMain [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction	$ 0
Sale of OMFIT 2016-2 Class C Notes [Member] | OneMain [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction		$ 83
Weighted average interest rate		5.67%
ODART 2016-1 Securitization [Member] | OneMain [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction			$ 754
Amount outstanding under securitization transaction				$ 754
Outstanding balance			$ 700
Weighted average interest rate			2.27%
Amount of Notes that is retained under Private Securitization Transaction			$ 54
OMFIT 2016-3 Securitization [Member] | OneMain [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction					$ 350
Amount outstanding under securitization transaction					397
Outstanding balance					$ 317
Weighted average interest rate					4.33%
Amount of Notes that is retained under Private Securitization Transaction					$ 33
OMFIT 2016-1 Securitization [Member] | OneMain [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction						$ 45			$ 500
Weighted average interest rate						6.00%
OMFIT 2016-2 Class C & D Securitization [Member] | OneMain [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction							$ 10
Amount of Notes that is retained under Private Securitization Transaction							157
OMFIT 2016-2 Securitization [Member] [Member] | OneMain [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction							890
OMFIT 2016-2 Class A & B Securitization [Member] | OneMain [Member]
Debt Instrument [Line Items]
Outstanding balance							$ 733
Weighted average interest rate							4.37%
Asset-backed Securities [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction																		$ 350,000,000
Amount outstanding under securitization transaction										$ 0
Asset-backed Securities [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction												$ 100
Asset-backed Securities [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction																	$ 350
Amount outstanding under securitization transaction														$ 100
Asset-backed Securities [Member] | Mill River 2015 VFN1 [Member] [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction																$ 400,000,000
Amount outstanding under securitization transaction										400	$ 200		$ 200
Asset-backed Securities [Member] | Second Avenue funding, LLC securitization [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction															$ 250,000,000
Amount outstanding under securitization transaction										250			250
Asset-backed Securities [Member] | First Avenue funding, LLC securitization [Member]
Debt Instrument [Line Items]
Amount outstanding under securitization transaction										$ 250			$ 250
Asset-backed Securities [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Outstanding balance								$ 400
OMFIT 2016-1 Class C & D Securitization [Member] | OneMain [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction									86
Amount outstanding under securitization transaction									570
OMFIT 2016-1 Class A & B Securitization [Member] | OneMain [Member]
Debt Instrument [Line Items]
Principal balance, private securitization transaction									$ 414
Weighted average interest rate									3.79%